Note 5 - Marketable Securities (Tables)	12 Months Ended
Mar. 31, 2026
Statement Line Items [Line Items]
Disclosure of marketable securities [text block]
	Common shares	Total
Rio Grande Resources Ltd
As of March 31, 2024 and 2025	-	$-
Reclassification – June 17, 2025	5,152,557	1,854,921*
Change in fair value of marketable securities	-	(592,545)
As of March 31, 2026	5,152,557	$1,262,376*